Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of significant related party transactions
Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board

Sixiang Times (Beijing) Technology Co., Ltd.	Where the Company’s executive is one of the major shareholders

Beijing Junwei Technology Co., Ltd.	Controlling shareholder of SG and HX

Beijing WanPu Century Technology Co Ltd	Subsidiary company of Beijing NQ Mobile Inc., which was holding company of Sixiang Times (Beijing) Technology Co., Ltd

Lavacano Holdings Limited	Where Mr. He Xiaowu acted as director

ENMOLI INC	Where Mr. He Xiaowu acted as director

Schedule of significant related party transactions
		For the years ended December 31,
		2018	2019	2020	2020
		RMB	RMB	RMB	USD
Beijing WanPu Century Technology Co Ltd	Market promotion expenses	16	16	-	-

Sixiang Times (Beijing) Technology Co., Ltd.	Rental and service fees	8,399	986	2,106	323

Schedule of amount due from or due to related parties
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Loan receivables - related parties
Beijing Junwei Technology Co., Ltd. (1)	500	-	-
Total	500	-	-

Amount due from related parties
Lavacano Holdings Limited	7	7	1
Total	7	7	1

Loan payables - related parties
ENMOLI INC(2)	5,525	-	-
Total	5,525	-	-

Amount due to related parties
Sixiang Times (Beijing) Technology Co., Ltd.(3)	986	-	-
Beijing WanPu Century Technology Co., Ltd.	7,496	-	-
Total	8,482	-	-